UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from October 1, 2022 to October 31, 2022

Commission File Number of issuing entity: 333-226529-03
Central Index Key Number of issuing entity: 0001799766

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-226529
Central Index Key Number of depositor: 0001133438

CAPITAL ONE AUTO RECEIVABLES, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000047288

CAPITAL ONE, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Eric Bauder
Senior Director, Capital Markets
703-720-3148

Delaware
(State of jurisdiction of incorporation or organization of the issuing entity)
84-6603974
(I.R.S. Employer Identification No.)

c/o Capital One Auto Receivables, LLC 1600 Capital One Drive Room 27907B McLean, Virginia (Address of principal executive offices)	22102 (zip code)
703-720-3148
(Telephone number, including area code)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1.
ITEM 1A -Asset-Level Information.
The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on November 15, 2022 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.
The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

ITEM 1B - Asset Representations Reviewer and Investor Communication.
None.

PART II - OTHER INFORMATION
ITEM 2 - Legal Proceedings.
None.
ITEM 3 - Sales of Securities and Use of Proceeds.
None.
ITEM 4 - Defaults Upon Senior Securities.
None.
ITEM 5 - [Reserved]
ITEM 6 - Significant Obliger's of Pool Assets.
None.
ITEM 7 - Change in Sponsor Interest in the Securities.
None.
ITEM 8 - Significant Enhancement Provider Information.
None.

ITEM 9 - Other Information.

Repurchases and Replacements

No assets securitized by Capital One, National Association ("CONA") and held by the issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly reporting period from October 1, 2022 to October 31, 2022. Please refer to the Form ABS-15G filed by the depositor on February 10, 2022 for additional information. The CIK number of the depositor is 0001133438.

Credit Risk Retention Rules

On February 19, 2020 (the "Closing Date"), CONA (either directly or through one or more wholly-owned special purposes subsidiaries of CONA) retained 5% of each class of Notes and the Certificates issued by Capital One Prime Auto Receivables Trust 2020-1 (collectively, the “Retained Interest”) in order to enable compliance by affected institutional investors with certain provisions of Regulation (EU) 2017/2402 of December 12, 2017, together with any guidance published and regulatory technical and implementing standards adopted in relation thereto (collectively, the “EU Retention Rules”), as in effect and applicable on the Closing Date. As of the last day of the period covered by this report CONA (either directly or through one or more wholly-owned special purposes subsidiaries of CONA) continues to retain the Retained Interest for purposes of the EU Retention Rules.

CONA has not hedged or otherwise mitigated (and has not permitted the depositor or any of its affiliates to hedge or otherwise mitigate) its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest, except, in each case, as permitted under those EU Retention Rules.

CONA has not changed the manner in which it retains the Retained Interest, except in accordance with those EU Retention Rules.
ITEM 10 - Exhibits.

(a) Documents filed as part of this report:
Exhibit 99.1:     Servicer’s Monthly Securityholder Report.

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
Exhibit 102:     Asset Data File (incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity on November 15, 2022).
Exhibit 103:    Asset Related Document (incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity on November 15, 2022).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: November 15, 2022

Capital One Prime Auto Receivables Trust 2020-1
(Issuing Entity)

By:	Capital One, National Association
(Servicer, not in its individual capacity but
solely as servicer on behalf of the Issuing Entity)

By:	/s/ Jeremy Potts
Name:	Jeremy Potts
Title:	Vice President, Assistant Controller